Business Combinations - Additional Information (Details)						1 Months Ended			12 Months Ended
	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Jun. 03, 2019 CNY (¥)	Apr. 04, 2019 CNY (¥) shares	Jul. 01, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥) Acquisition	Aug. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) Acquisition	Dec. 31, 2020 USD ($) Acquisition	Dec. 31, 2019 CNY (¥) Acquisition	Dec. 31, 2018 CNY (¥) Acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Jan. 31, 2015
Business Acquisition [Line Items]
Goodwill									¥ 100,231,487		¥ 100,078,236	¥ 5,787,068	$ 15,361,147	$ 15,337,660
Business acquisition, equity interest acquired			100.00%
Business acquisition, cash consideration paid			¥ 183,555,000
2020 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition									1	1
Business acquisition, Total consideration amount									¥ 2,200,000	$ 337,165
Goodwill									¥ 153,251				$ 23,487
2019 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition											4
Argyle Group
Business Acquisition [Line Items]
Business acquisition, Total consideration amount				¥ 126,819,172
Goodwill				¥ 42,198,903
Business acquisition, shares issued | shares				626,746
Business acquisition, cash consideration paid				¥ 65,779,032
Business acquisitions, net revenue of acquiree											¥ 11,882,976
Business acquisitions, net loss of acquiree											¥ 7,694,834
Business Combination, recognized identifiable current assets				¥ 3,777,860
Argyle Beijing
Business Acquisition [Line Items]
Business acquisition, equity interest acquired				60.00%					60.00%				60.00%
Urban Hotel Group
Business Acquisition [Line Items]
Business acquisition, Total consideration amount	¥ 190,349,496
Goodwill	¥ 49,037,577
Business acquisition, shares issued | shares	870,908	870,908
Business acquisition, cash consideration paid	¥ 126,000,000
Business acquisition, returnable consideration	3,333,421
Business acquisition, contingent consideration	4,027,207
Business Combination, recognized identifiable current assets	50,482,296
Urban Hotel Group | Maximum
Business Acquisition [Line Items]
Business acquisition, estimated contingent consideration	¥ 105,000,000
Business acquisition, estimated returnable consideration | $		$ 69,000,000
Shandong Xinghui
Business Acquisition [Line Items]
Business acquisition, equity interest acquired	70.00%
Others
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition						1
Business acquisition, cash consideration paid						¥ 5,530,000
Business Combination, recognized identifiable current assets															¥ 37,255,016
2018 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition											4	4
Goodwill												¥ 2,827,885
Business acquisitions, net revenue of acquiree												14,148,551
Business acquisitions, net loss of acquiree												332,960
Business Combination, recognized identifiable current assets												11,520,969
2018 Business Combinations | General And Administrative Expenses
Business Acquisition [Line Items]
Business combination, acquisition related costs											¥ 2,589,034
Yancheng Zexin Hotel Management Co., Ltd.
Business Acquisition [Line Items]
Business acquisition, equity interest acquired					1.00%											50.00%
Business acquisition, cash consideration paid					¥ 80,000
Business acquisition, acquisition closing date					Jul. 01, 2018
Business acquisition, total equity interest acquired					51.00%
Business acquisition, fair value of previously held equity interest					¥ 333,000
Business acquisition, gain related to revaluation of previously held equity interest												¥ 344,212
Hotel Chain, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired								100.00%
Business acquisition, cash consideration paid								¥ 10,000,000
Individual Hotel, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired								70.00%
Business acquisition, cash consideration paid								¥ 13,000,000
Individual Hotel, Acquired in August 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired							70.00%
Business acquisition, cash consideration paid							¥ 1,400,000